Nature of Operations and Summary of Significant Accounting Policies - Schedule of Fair Value Assumptions of Share-Based Payments (Details) (10-K) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Risk-free interest rate	23.00%	146.00%
Exercise Price	$ 3.75	$ 2.22		$ 0.40
Expected life of grants	2 years 9 months	5 years 7 months 21 days
Expected volatility of underlying stock	53.52%	32.39%
Dividends	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Risk-free interest rate			0.14%	1.56%
Exercise Price			$ 2.22
Expected life of grants			2 years 10 months 10 days	5 years
Expected volatility of underlying stock			32.39%	31.75%
Maximum [Member]
Risk-free interest rate			1.46%	1.84%
Exercise Price			$ 6.50
Expected life of grants			6 years	6 years 6 months 10 days
Expected volatility of underlying stock			51.94%	32.89%